Commitments and contingent obligations	12 Months Ended
Dec. 31, 2012
Commitments and contingent obligations
16.	Commitments and contingent obligations:

(a)	As of December 31, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction as follows:

2013	$50,600
2014	209,440

$260,040

(b)	As of December 31, 2012, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2013	$668,887
2014	694,175
2015	694,452
2016	665,027
2017	557,683
Thereafter	2,539,602

$5,819,826

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

(c)	As of December 31, 2012, the commitment under operating leases is as follows:

2013	$6,783
2014	6,913
2015	6,954
2016	7,024
2017	7,053
Thereafter	24,239

$58,966